SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
Equity Incentive Plan
Number of options, Beginning balance
Weighted Average Exercise Price, Beginning Balance
Number of options, Granted	18,641	18,641
Weighted Average Exercise Price, Granted	$ 20.70	$ 20.70
Number of options,Exercised
Weighted Average Exercise Price,Exercised
Number of options, Cancelled
Weighted Average Exercise Price, Cancelled
Number of options, Ending Balance	18,641	18,641
Weighted Average Exercise Price, Ending Balance	$ 20.70	$ 20.70